CONCENTRATION AND CREDIT RISK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CUSTOMER CONCENTRATIONS

The Company had the following customers that individually comprised 10% or more of net revenue for the six months ended June 30, 2025 and 2024 as follows:

	For the six months ended 30,
	2025		2024
Percentage of the Company’s sales of finished goods and raw materials
Customer A	90%		* %
Customer B	*	%	47%
Customer C	*	%	21%
Customer D	*	%	14%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net account receivable (included VAT) as of June 30, 2025 and December 31, 2024 as follows:

	As of June 30, 2025	As of December 31, 2024
Percentage of the Company’s accounts receivables
Customer E	22%	* %
Customer F	16%	20%
Customer G	14%	* %
Customer H	11%	* %
Customer I	* %	28%
Customer J	* %	42%
Customer K	* %	22%
The Company had the following suppliers that individually comprised 10% or more of net purchase for the six months ended June 30, 2025 and 2024 as follows:

	For the six months ended 30,
	2025	2024
Percentage of the Company’s net purchase of raw materials
Supplier A	52%	*	%
Supplier B	31%	*	%

*	represent percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of account payable as of June 30, 2025 and December 31, 2024 as follows:

	As of June 30, 2025		As of December 31, 2024
Percentage of the Company’s account payable
Supplier C	11%		*	%
Supplier D	*	%	11%
Supplier E	*	%	*	%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net revenue for the years ended December 31, 2024 and 2023 as follows:

	For the Years Ended December 31,
	2024		2023		2022
Percentage of the Company’s sales of finished goods and raw materials
Customer A	49%		*	%	*	%
Customer B	16%		*	%	*	%
Customer C	16%		*	%	*	%
Customer D	*	%	17%		*	%
Customer E	*	%	12%		*	%
Customer F	*	%	*	%	44%
Customer G	*	%	23%		17%
Customer H	*	%	*	%	11%
Customer I	*	%	*	%	10%

*	represent percentage less than 10%

The Company had the following customers that individually comprised 10% or more of net account receivable (included VAT) as of December 31, 2024 and 2023 as follows:

	As of December 31,
	2024	2023
Percentage of the Company’s accounts receivables
Customer J	42%	41%
Customer K	22%	22%
Customer F	20%	20%

The Company had the following suppliers that individually comprised 10% or more of net purchase for the years ended December 31, 2024, 2023 and 2022 as follows:

	For the Years Ended December 31,
	2024	2023		2022
Percentage of the Company’s net purchase of raw materials
Supplier A	40%	*	%	*	%
Supplier B	12%	*	%	*	%
Supplier C	* %	10%		36%

*	represent percentage less than 10%

The Company had the following suppliers that individually comprised 10% or more of account payable as of December 31, 2024, 2023 and 2022 as follows:

	As of December 31,
	2024		2023
Percentage of the Company’s account payable
Supplier D	11%		*	%
Supplier E	*	%	11%

*	represent percentage less than 10%